SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic And Diluted Net (Loss) Income (Detail) - Common Class A [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Significant Accounting Policies [Line Items]
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share	770,352,700	710,582,947	370,352,700
Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	0	72,511,760	0
Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	770,352,700	783,094,707	370,352,700
Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	72,511,760	0	72,511,760